Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 7,360	$ 4,281	$ 13,971	$ 6,581	$ 18,904	$ 11,413
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,360	2,290	13,971	4,590	$ 16,886	$ 9,804
Product [Member] | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue	$ 7,400	$ 2,300	$ 14,000	$ 4,600